Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000016090 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000016090 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000016090 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000016090 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016090 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016090 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016090 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016090 | 58733R102 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016090 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016090 | 03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000016090 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	86.40%
C000016090 | Equities82889N772
Holdings [Line Items]
Percent of Total Investments	6.30%
C000016090 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	7.30%
C000016090 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016090 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000016090 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016090 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016090 | Equity
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016090 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000016090 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000016090 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000016090 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000016090 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000016090 | Communications
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000135444 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000135444 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000135444 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000135444 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135444 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135444 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135444 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135444 | 58733R102 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000135444 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000135444 | 03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000135444 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	86.40%
C000135444 | Equities82889N772
Holdings [Line Items]
Percent of Total Investments	6.30%
C000135444 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	7.30%
C000135444 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000135444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135444 | Equity
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000135444 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000135444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000135444 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000135444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000135444 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000135444 | Communications
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000016092 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000016092 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000016092 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000016092 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016092 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016092 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016092 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016092 | 58733R102 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000016092 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000016092 | 03831W108 | AppLovin Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000016092 | Communications02079K305
Holdings [Line Items]
Percent of Total Investments	86.40%
C000016092 | Equities82889N772
Holdings [Line Items]
Percent of Total Investments	6.30%
C000016092 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	7.30%
C000016092 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016092 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000016092 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016092 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016092 | Equity
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000016092 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000016092 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000016092 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000016092 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000016092 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000016092 | Communications
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000016036 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016036 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000016036 | 3EN6C 100_20260720_L_WEDX | S&P Emini Future, Maturing July 2026
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000016036 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016036 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016036 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016036 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016036 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016036 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016036 | 78468R663 | State Street SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016036 | 3EN6C2100_20260720_S_WEDX | S&P Emini Future, Maturing July 2026
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000016036 | 3EN6C7250_20260720_S_WED | S&P Emini Future, Maturing July 2026
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000016036 | 3EN6P7200_20260720_S_WED | S&P Emini Future, Maturing July 2026
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000016036 | 3EN6P 100_20260720_S_WEDX | S&P Emini Future, Maturing July 2026
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016036 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	7.40%
C000016036 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	57.00%
C000016036 | Equities90214Q105
Holdings [Line Items]
Percent of Total Investments	29.00%
C000016036 | Long Option3EN6C 100_20260720_L_WEDX
Holdings [Line Items]
Percent of Total Investments	6.60%
C000016036 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000016036 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000016036 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016036 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000016036 | Long_Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016036 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016036 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000016036 | Long_Long Option
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000016036 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000016036 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000016036 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016036 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000016036 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016036 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000135443 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135443 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000135443 | 3EN6C 100_20260720_L_WEDX | S&P Emini Future, Maturing July 2026
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000135443 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135443 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135443 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135443 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135443 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135443 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135443 | 78468R663 | State Street SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135443 | 3EN6C2100_20260720_S_WEDX | S&P Emini Future, Maturing July 2026
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000135443 | 3EN6C7250_20260720_S_WED | S&P Emini Future, Maturing July 2026
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000135443 | 3EN6P7200_20260720_S_WED | S&P Emini Future, Maturing July 2026
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000135443 | 3EN6P 100_20260720_S_WEDX | S&P Emini Future, Maturing July 2026
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000135443 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	7.40%
C000135443 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	57.00%
C000135443 | Equities90214Q105
Holdings [Line Items]
Percent of Total Investments	29.00%
C000135443 | Long Option3EN6C 100_20260720_L_WEDX
Holdings [Line Items]
Percent of Total Investments	6.60%
C000135443 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000135443 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000135443 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135443 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135443 | Long_Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000135443 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135443 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000135443 | Long_Long Option
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000135443 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000135443 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000135443 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000135443 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000135443 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000135443 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000016038 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016038 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000016038 | 3EN6C 100_20260720_L_WEDX | S&P Emini Future, Maturing July 2026
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000016038 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016038 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016038 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016038 | 464287200 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016038 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000016038 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016038 | 78468R663 | State Street SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016038 | 3EN6C2100_20260720_S_WEDX | S&P Emini Future, Maturing July 2026
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000016038 | 3EN6C7250_20260720_S_WED | S&P Emini Future, Maturing July 2026
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000016038 | 3EN6P7200_20260720_S_WED | S&P Emini Future, Maturing July 2026
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000016038 | 3EN6P 100_20260720_S_WEDX | S&P Emini Future, Maturing July 2026
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016038 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	7.40%
C000016038 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	57.00%
C000016038 | Equities90214Q105
Holdings [Line Items]
Percent of Total Investments	29.00%
C000016038 | Long Option3EN6C 100_20260720_L_WEDX
Holdings [Line Items]
Percent of Total Investments	6.60%
C000016038 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000016038 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000016038 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016038 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000016038 | Long_Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016038 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000016038 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000016038 | Long_Long Option
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000016038 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000016038 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000016038 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016038 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000016038 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000016038 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000212570 | Ambac Assurance Corporation, 5.1, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000212570 | WFLD Mortgage Trust, 3.88, 2031-08-10
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000212570 | MBIA Global Funding, LLC, 0, 2033-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212570 | COMM Mortgage Trust, 3.922, 2045-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212570 | BAMLL Commercial Mortgage Securities Trust, 2.627, 2032-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212570 | JPMBB Commercial Mortgage Securities Trust, 4.626, 2047-08-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212570 | WFRBS Commercial Mortgage Trust, 3.944, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212570 | Morgan Stanley Bank of America Merrill Lynch Trust, 4.081, 2046-07-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212570 | JP Morgan Chase Commercial Mortgage Securities, 5.769, 2043-11-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212570 | Deutsche Alt-A Securities Mortgage Loan Trust, 4.183, 2037-06-25
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212570 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.90%
C000212570 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212570 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000212570 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000212570 | Non-Agency Residential Mortgage Backed SecuritiesBCC08AKC1
Holdings [Line Items]
Percent of Total Investments	79.60%
C000212570 | Financials023138AA8
Holdings [Line Items]
Percent of Total Investments	14.40%
C000212570 | OtherFFW01DFSL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000212570 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212570 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212570 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212570 | CDO
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000212570 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000212570 | Non-Agency Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000212571 | Ambac Assurance Corporation, 5.1, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000212571 | WFLD Mortgage Trust, 3.88, 2031-08-10
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000212571 | MBIA Global Funding, LLC, 0, 2033-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212571 | COMM Mortgage Trust, 3.922, 2045-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212571 | BAMLL Commercial Mortgage Securities Trust, 2.627, 2032-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212571 | JPMBB Commercial Mortgage Securities Trust, 4.626, 2047-08-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212571 | WFRBS Commercial Mortgage Trust, 3.944, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212571 | Morgan Stanley Bank of America Merrill Lynch Trust, 4.081, 2046-07-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212571 | JP Morgan Chase Commercial Mortgage Securities, 5.769, 2043-11-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212571 | Deutsche Alt-A Securities Mortgage Loan Trust, 4.183, 2037-06-25
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212571 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.90%
C000212571 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212571 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000212571 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000212571 | Non-Agency Residential Mortgage Backed SecuritiesBCC08AKC1
Holdings [Line Items]
Percent of Total Investments	79.60%
C000212571 | Financials023138AA8
Holdings [Line Items]
Percent of Total Investments	14.40%
C000212571 | OtherFFW01DFSL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000212571 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212571 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212571 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212571 | CDO
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000212571 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000212571 | Non-Agency Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000212569 | Ambac Assurance Corporation, 5.1, 2169-06-07
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000212569 | WFLD Mortgage Trust, 3.88, 2031-08-10
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000212569 | MBIA Global Funding, LLC, 0, 2033-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212569 | COMM Mortgage Trust, 3.922, 2045-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212569 | BAMLL Commercial Mortgage Securities Trust, 2.627, 2032-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212569 | JPMBB Commercial Mortgage Securities Trust, 4.626, 2047-08-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212569 | WFRBS Commercial Mortgage Trust, 3.944, 2046-06-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212569 | Morgan Stanley Bank of America Merrill Lynch Trust, 4.081, 2046-07-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212569 | JP Morgan Chase Commercial Mortgage Securities, 5.769, 2043-11-15
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212569 | Deutsche Alt-A Securities Mortgage Loan Trust, 4.183, 2037-06-25
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212569 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.90%
C000212569 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212569 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000212569 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000212569 | Non-Agency Residential Mortgage Backed SecuritiesBCC08AKC1
Holdings [Line Items]
Percent of Total Investments	79.60%
C000212569 | Financials023138AA8
Holdings [Line Items]
Percent of Total Investments	14.40%
C000212569 | OtherFFW01DFSL
Holdings [Line Items]
Percent of Total Investments	0.10%
C000212569 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212569 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212569 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000212569 | CDO
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000212569 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000212569 | Non-Agency Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000078667 | Catalyst Systematic Alpha Fund
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000078667 | United States Treasury Bill, 3.67, 2026-09-03
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078667 | Catalyst/CIFC Senior Secured Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000078667 | AQR Long-Short Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078667 | Rational/Pier 88 Convertible Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078667 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000078667 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000078667 | Alternative00203H438
Holdings [Line Items]
Percent of Total Investments	93.20%
C000078667 | U.S. Treasury Obligations912797RS8
Holdings [Line Items]
Percent of Total Investments	6.50%
C000078667 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078667 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000078667 | Open-End Funds
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000169251 | Catalyst Systematic Alpha Fund
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000169251 | United States Treasury Bill, 3.67, 2026-09-03
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169251 | Catalyst/CIFC Senior Secured Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169251 | AQR Long-Short Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169251 | Rational/Pier 88 Convertible Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169251 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000169251 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169251 | Alternative00203H438
Holdings [Line Items]
Percent of Total Investments	93.20%
C000169251 | U.S. Treasury Obligations912797RS8
Holdings [Line Items]
Percent of Total Investments	6.50%
C000169251 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169251 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169251 | Open-End Funds
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000169252 | Catalyst Systematic Alpha Fund
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000169252 | United States Treasury Bill, 3.67, 2026-09-03
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169252 | Catalyst/CIFC Senior Secured Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169252 | AQR Long-Short Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169252 | Rational/Pier 88 Convertible Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169252 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000169252 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000169252 | Alternative00203H438
Holdings [Line Items]
Percent of Total Investments	93.20%
C000169252 | U.S. Treasury Obligations912797RS8
Holdings [Line Items]
Percent of Total Investments	6.50%
C000169252 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169252 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169252 | Open-End Funds
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000047568 | Ford Motor Company, 9.625, 2030-04-22
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000047568 | Energy Transfer, L.P. Midstream Finance Corporation, 6, 2029-02-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047568 | Dell International, LLC / EMC Corporation, 4.75, 2028-04-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047568 | VeriSign, Inc., 4.75, 2027-07-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047568 | Constellation Brands, Inc., 4.35, 2027-05-09
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047568 | Ares Capital Corporation, 2.15, 2026-07-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047568 | Mattel, Inc., 5, 2030-11-17
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047568 | Uber Technologies, Inc., 4.5, 2029-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047568 | Tyson Foods, Inc., 3.55, 2027-06-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047568 | Gartner, Inc., 4.5, 2028-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047568 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.70%
C000047568 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047568 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000047568 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000047568 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047568 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000047568 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000047568 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000047568 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000047568 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000047568 | Financials04010LBA0
Holdings [Line Items]
Percent of Total Investments	88.20%
C000047568 | U.S. Treasury Obligations912797UX3
Holdings [Line Items]
Percent of Total Investments	8.10%
C000169250 | Ford Motor Company, 9.625, 2030-04-22
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169250 | Energy Transfer, L.P. Midstream Finance Corporation, 6, 2029-02-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169250 | Dell International, LLC / EMC Corporation, 4.75, 2028-04-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169250 | VeriSign, Inc., 4.75, 2027-07-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169250 | Constellation Brands, Inc., 4.35, 2027-05-09
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169250 | Ares Capital Corporation, 2.15, 2026-07-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169250 | Mattel, Inc., 5, 2030-11-17
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169250 | Uber Technologies, Inc., 4.5, 2029-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169250 | Tyson Foods, Inc., 3.55, 2027-06-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169250 | Gartner, Inc., 4.5, 2028-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169250 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169250 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169250 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169250 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000169250 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169250 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000169250 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000169250 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000169250 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000169250 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169250 | Financials04010LBA0
Holdings [Line Items]
Percent of Total Investments	88.20%
C000169250 | U.S. Treasury Obligations912797UX3
Holdings [Line Items]
Percent of Total Investments	8.10%
C000047570 | Ford Motor Company, 9.625, 2030-04-22
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000047570 | Energy Transfer, L.P. Midstream Finance Corporation, 6, 2029-02-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047570 | Dell International, LLC / EMC Corporation, 4.75, 2028-04-01
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047570 | VeriSign, Inc., 4.75, 2027-07-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047570 | Constellation Brands, Inc., 4.35, 2027-05-09
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047570 | Ares Capital Corporation, 2.15, 2026-07-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047570 | Mattel, Inc., 5, 2030-11-17
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047570 | Uber Technologies, Inc., 4.5, 2029-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047570 | Tyson Foods, Inc., 3.55, 2027-06-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047570 | Gartner, Inc., 4.5, 2028-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047570 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.70%
C000047570 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047570 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000047570 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000047570 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047570 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000047570 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000047570 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000047570 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000047570 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000047570 | Financials04010LBA0
Holdings [Line Items]
Percent of Total Investments	88.20%
C000047570 | U.S. Treasury Obligations912797UX3
Holdings [Line Items]
Percent of Total Investments	8.10%
C000216242 | Alliant Energy Corporation, 3.25, 2028-05-30
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216242 | Global Payments, Inc., 1.5, 2031-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216242 | Digital Realty Trust, L.P., 1.875, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216242 | PPL Capital Funding, Inc., 2.875, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216242 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216242 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216242 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216242 | WEC Energy Group, Inc., 4.375, 2029-06-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216242 | Uber Technologies, Inc., 0.875, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216242 | Etsy, Inc., 0.25, 2028-06-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216242 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.80%
C000216242 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000216242 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000216242 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000216242 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000216242 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000216242 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000216242 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000216242 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000216242 | Materials01741R102
Holdings [Line Items]
Percent of Total Investments	11.50%
C000216242 | Utilities018802AE8
Holdings [Line Items]
Percent of Total Investments	58.80%
C000216242 | Communications02079K404
Holdings [Line Items]
Percent of Total Investments	22.90%
C000216242 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000216242 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000216243 | Alliant Energy Corporation, 3.25, 2028-05-30
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216243 | Global Payments, Inc., 1.5, 2031-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216243 | Digital Realty Trust, L.P., 1.875, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216243 | PPL Capital Funding, Inc., 2.875, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216243 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216243 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216243 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216243 | WEC Energy Group, Inc., 4.375, 2029-06-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216243 | Uber Technologies, Inc., 0.875, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216243 | Etsy, Inc., 0.25, 2028-06-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216243 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.80%
C000216243 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000216243 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000216243 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000216243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000216243 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000216243 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000216243 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000216243 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000216243 | Materials01741R102
Holdings [Line Items]
Percent of Total Investments	11.50%
C000216243 | Utilities018802AE8
Holdings [Line Items]
Percent of Total Investments	58.80%
C000216243 | Communications02079K404
Holdings [Line Items]
Percent of Total Investments	22.90%
C000216243 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000216243 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000216241 | Alliant Energy Corporation, 3.25, 2028-05-30
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000216241 | Global Payments, Inc., 1.5, 2031-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216241 | Digital Realty Trust, L.P., 1.875, 2029-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216241 | PPL Capital Funding, Inc., 2.875, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216241 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216241 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216241 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216241 | WEC Energy Group, Inc., 4.375, 2029-06-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216241 | Uber Technologies, Inc., 0.875, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216241 | Etsy, Inc., 0.25, 2028-06-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000216241 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	6.80%
C000216241 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000216241 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000216241 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000216241 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000216241 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000216241 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000216241 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000216241 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000216241 | Materials01741R102
Holdings [Line Items]
Percent of Total Investments	11.50%
C000216241 | Utilities018802AE8
Holdings [Line Items]
Percent of Total Investments	58.80%
C000216241 | Communications02079K404
Holdings [Line Items]
Percent of Total Investments	22.90%
C000216241 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000216241 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000172993 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000172993 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000172993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000172993 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	53.10%
C000172993 | Cash & Equivalent31846V450
Holdings [Line Items]
Percent of Total Investments	46.90%
C000172994 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000172994 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000172994 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000172994 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	53.10%
C000172994 | Cash & Equivalent31846V450
Holdings [Line Items]
Percent of Total Investments	46.90%
C000172995 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000172995 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000172995 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000172995 | Equities464287200
Holdings [Line Items]
Percent of Total Investments	53.10%
C000172995 | Cash & Equivalent31846V450
Holdings [Line Items]
Percent of Total Investments	46.90%
C000252107 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000252107 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000252107 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.00%
C000252107 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000252107 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000252107 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	92.00%
C000252105 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000252105 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000252105 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.00%
C000252105 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000252105 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000252105 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	92.00%
C000252106 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000252106 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000252106 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.00%
C000252106 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000252106 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000252106 | Equities78462F103
Holdings [Line Items]
Percent of Total Investments	92.00%